Regulatory framework (Details Narrative) - ARS ($) $ in Millions		1 Months Ended							7 Months Ended	12 Months Ended	22 Months Ended
	Aug. 15, 2024	Feb. 28, 2025	Jan. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Term of concession										95 years
Share capital percentage										51.00%
Increase in the CPD								319.20%	4.00%	319.20%
Increase in the CPD periodic adjustments		(4%)	(4%)	(6%)	(2.7%)	(3%)	(3%)			(5%)
Other payables													$ 229,078
Payment for debt										$ 131,490
Outstanding											$ 127,667
Settled liability for penalties										75,400	75,400
Settled liability for penalty impact on comprehensive income										23,201
Receivables										362,367	362,367	$ 145,024		$ 189,818
CAMMESA’s [Member]
IfrsStatementLineItems [Line Items]
Outstanding	$ 741
Receivables												352
ENRE [Member]
IfrsStatementLineItems [Line Items]
Receivables										$ 2,617	$ 2,617	$ 4,378
Top of range [member]
IfrsStatementLineItems [Line Items]
Special fund PBA electricity development reduced percenatge										4.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Special fund PBA electricity development reduced percenatge										0.01%